UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010


Check here if Amendment [X]; Amendment Number: 2
This Amendment (Check only one.):  [X] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Mar Vista Investment Partners, LLC
Address: 11150 Santa Monica Blvd., Suite 320, Los Angeles, CA 90025

Form 13F File Number: 28-13243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lance Simpson
Title:  CCO - Chief Compliance Officer
Phone:  (952) 230-6155

Signature, Place, and Date of Signing:


/s/ Lance Simpson                Minnetonka, MN                02/03/2012


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                              0
Form 13F Information Table Entry Total:                        58
Form 13F Information Table Value Total:                  $656,467
                                                       (thousands)

List of Other Included Managers: NONE

                                FORM 13F INFORMATION TABLE

NAME OF                       TITLE         CUSIP       VALUE     SHRS OR   SH/  PUT/  INVESTMENT OTHER         VOTING AUTHORITY
ISSUER                        OF CLASS                  (X$1000)  PRN AMT   PRN  CALL  DISCRETION MANAGERS SOLE     SHARED  NONE
----------------------------  ------------  ---------   --------- --------- ---  ----  ---------- -------- -------- ------  ----
ADOBE SYS INC                 COM           00724F101   16377      470615   SH         SOLE                253946    8386   208283
AFLAC INC                     COM           001055102   11151      222833   SH         SOLE                105326     345   117162
AMERICAN  TOWER CORP          CL A          029912201   21323      511092   SH         SOLE                252218     750   258124
AUTODESK INC                  COM           052769106    5265      160652   SH         SOLE                117990   10389    32273
BARD C R  INC                 COM           067383109    2786       33075   SH         SOLE                 24181    2172     6722
BAXTER INTL INC               COM           071813109    5956      132702   SH         SOLE                 62710     205    69787
BECKMAN COULTER INC           COM           075811109   13924      225300   SH         SOLE                123840    4326    97134
BERKSHIRE HATHAWAY INC DEL    CL B NEW      084670702   18494      237106   SH         SOLE                118684     340   118082
BOSTON SCIENTIFIC CORP        COM           101137107   10841     1591920   SH         SOLE                851407   27365   713148
C H ROBINSON WORLDWIDE INC    COM NEW       12541W209    3109       50784   SH         SOLE                 37131    3338    10315
CHEVRON CORP NEW              COM           166764100   15515      193796   SH         SOLE                 96954     280    96562
CISCO SYS INC                 COM           17275R102   19423      726351   SH         SOLE                365993    1050   359308
COLGATE PALMOLIVE CO          COM           194162103   13500      161578   SH         SOLE                 76216     245    85117
CONSOLIDATED TOMOKA LD CO     COM           210226106    2147       62462   SH         SOLE                 45510    4164    12788
DUN & BRADSTREET CORP DEL NE  COM           26483E100   15734      206646   SH         SOLE                116309    3920    86417
ECOLAB INC                    COM           278865100    5461      112569   SH         SOLE                 82404    7370    22795
EXXON MOBIL CORP              COM           30231G102   20764      319890   SH         SOLE                158030     468   161392
FEDEX CORP                    COM           31428X106    8598       95790   SH         SOLE                 45269     145    50376
FIRST AMERICAN CORP           COM           318522307   15904      429020   SH         SOLE                235420    6363   187237
FOSTER WHEELER AG             COM           H27178104    2970      103726   SH         SOLE                 75839    6821    21066
GENERAL  DYNAMICS CORP        COM           369550108   13681      184654   SH         SOLE                 87365     280    97009
HOME DEPOT INC                COM           437076102     115        3191   SH         SOLE                  3191       0        0
INTEL CORP                    COM           458140100   14490      627556   SH         SOLE                314670     905   311981
JACOBS ENGR GROUP INC DEL     COM           469814107   25331      541262   SH         SOLE                307470   10850   222942
JOHNSON & JOHNSON             COM           478160104   16693      257204   SH         SOLE                124827     365   132012
KLA-TENCOR CORP               COM           482480100    2075       62464   SH         SOLE                 45630    4133    12701
KRISPY KREME DOUGHNUTS INC WT WARRANT       501014112       0        1120   SH         SOLE                   876     215       29
LEGG MASON INC                COM           524901105   22890      669690   SH         SOLE                372140   12121   285429
LOWES COS INC                 COM           548661107   20852      770569   SH         SOLE                382790    1125   386654
MAXIM INTEGRATED PRODS INC    COM           57772K101   16900      865793   SH         SOLE                495240   22635   347918
MEDTRONIC INC                 COM           585055106   13450      310616   SH         SOLE                141983     460   168173
MICROCHIP TECHNOLOGY INC      COM           595017104    3592      122959   SH         SOLE                 90000    8102    24857
MICROSOFT CORP                COM           594918104   21637      734953   SH         SOLE                362709    1085   371159
MONSANTO CO NEW               COM           61166W101    8444      148584   SH         SOLE                 75726     210    72648
NETAPP INC                    COM           64110D104   11632      341620   SH         SOLE                190182    7537   143901
NOBLE CORPORATION BAAR        NAMEN -AKT    H5833N103    3592      127079   SH         SOLE                 76122   30761    20196
NOVARTIS A G                  SPONSORED ADR 66987V109   15243      312739   SH         SOLE                166518     505   145716
OMNICOM GROUP INC             COM           681919106   15880      377822   SH         SOLE                208274    8061   161487
PAYCHEX INC                   COM           704326107   12292      401837   SH         SOLE                241687   10891   149259
PEOPLES UNITED FINANCIAL INC  COM           712704105    2602      175451   SH         SOLE                128995   11347    35109
PETSMART INC                  COM           716768106    4236      121864   SH         SOLE                 88201    8340    25323
PRAXAIR INC                   COM           74005P104   11085      135601   SH         SOLE                 67454     200    67947
PROCTER & GAMBLE CO           COM           742718109   11545      183200   SH         SOLE                 86684     280    96236
QUALCOMM INC                  COM           747525103    8243      216000   SH         SOLE                108641     311   107048
SBA COMMUNICATIONS CORP       COM           78388J106    6755      198050   SH         SOLE                143392   13408    41250
ST JOE CO                     COM           790148100    5597      180389   SH         SOLE                132080   11851    36458
ST JUDE MED INC               COM           790849103    4076      103998   SH         SOLE                 75935    6853    21210
STERICYCLE INC                COM           858912108   20020      346555   SH         SOLE                200969    7579   138007
SYSCO CORP                    COM           871829107   23070      751710   SH         SOLE                425283   14858   311569
TARGET CORP                   COM           87612E106   17894      313208   SH         SOLE                155182     460   157566
THERMO FISHER SCIENTIFIC INC  COM           883556102   22879      417115   SH         SOLE                236817    9046   171252
TOLL BROTHERS INC             COM           889478103    2920      130113   SH         SOLE                 95447    8523    26143
TRACTOR SUPPLY CO             COM           892356106    2129       30510   SH         SOLE                 22316    2029     6165
TRANSDIGM GROUP INC           COM           893641100   14646      261155   SH         SOLE                145480    4518   111157
UNITED TECHNOLOGIES CORP      COM           913017109   18259      249612   SH         SOLE                124712     365   124535
VULCAN MATLS CO               COM           929160109    3862       70591   SH         SOLE                 51644    4686    14261
WEATHERFORD INTERNATIONAL LT  REG           H27013103    2403      150534   SH         SOLE                110391    9853    30290
WELLS FARGO & CO NEW          COM           949746101    6219      184759   SH         SOLE                 86264     290    98205